USAA Ultra Short-Term Bond Fund
Risk/Return
INVESTMENT OBJECTIVE
The USAA Ultra Short-Term Bond Fund's (the Fund) investment objective is to provide high current income consistent with preservation of principal.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Ultra Short-Term Bond Fund)	USAA Ultra Short-Term Bond Fund 5/1/2012 - 5/1/2012
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Ultra Short-Term Bond Fund)	USAA Ultra Short-Term Bond Fund 5/1/2012 - 5/1/2012
Operating Expenses:
Management Fee	0.25%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Operating Expenses	0.67%
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/- 0.06% of the average net assets of the Fund during a rolling 36-month period. The performance fee adjustment increased the management fee of 0.24% by 0.01% for the most recent fiscal year ended December 31, 2011.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Ultra Short-Term Bond Fund)	USAA Ultra Short-Term Bond Fund 5/1/2012 - 5/1/2012 USD ($)
Expense Example:
1 Year	68
3 Years	214
5 Years	373
10 Years	835

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. These securities will consist primarily in U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including synthetic securities. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

As a mutual fund that has the ability to invest in bonds, there is a risk that the market value of the Fund's investments will fluctuate because of changes in interest rates, changes in supply and demand for fixed-income securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, if interest rates increase, the price of the bond will fall and the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the price of the bond will rise and the yield of the Fund may decrease, which may decrease its total return.

Credit risk is the possibility that an issuer of a fixed-income instrument such as a bond will fail to make timely interest and principal payments on its securities. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. This is known as prepayment risk. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

The Fund is subject to legislative risk, which is the risk that new government policies may affect the value of the investments held by the Fund in the future in ways we cannot anticipate and that such policies will have an adverse impact on the value of the Fund's investments and the Fund's net asset value.

Liquidity risk is the risk that the Fund's investments generally cannot expect to be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to such securities.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's performance for one full calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns For Periods Ended December 31*Fund began operations on October 18, 2010.
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THREE-MONTH YTD TOTAL RETURN
1.01% (3/31/12)
BEST QUARTER**	WORST QUARTER**
0.76% 2nd Qtr. 2011	-0.02% 3rd Qtr. 2011
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

After-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of Fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Average Annual Total Returns (Ultra Short-Term Bond Fund) USAA Ultra Short-Term Bond Fund	Past 1 Year	Since Inception	Inception Date
Ultra Short-Term Bond Fund	1.60%	1.25%	Oct. 18, 2010
Ultra Short-Term Bond Fund After Taxes on Distributions	1.07%	0.75%
Ultra Short-Term Bond Fund After Taxes on Distributions and Sale of Fund Shares	1.04%	0.78%
Ultra Short-Term Bond Fund Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.08%	0.09%	Oct. 18, 2010
Ultra Short-Term Bond Fund Lipper Ultra Short Fund Index (reflects no deduction for taxes)	0.57%	0.50%